7. Accrued Expenses	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued Expenses

Accrued expenses consist of the following:

	December 31, 2015	December 31, 2014
Accrued payroll and benefits	$625,289	$67,120
Accrued professional fees	413,945	574,186
Accrued research costs	145,026	573,879
Accrued interest	77,857	–
Other	224,929	194,506
	$1,487,046	$1,409,691